SEGMENTED INFORMATION (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of segmented operational activity [Table Text Block]
	Nevada	Corporate	Total
	$	$	$
Total revenue	30,117,880	-	30,117,880
Gross profit	12,558,940	-	12,558,940
Operating expenses:
General and administration	(5,164,126)	(2,564,712)	(7,728,838)
Sales, marketing, and promotion	(207,634)	-	(207,634)
Operating lease cost	(785,241)	-	(785,241)
Depreciation and amortization	(1,613,898)	(92,114)	(1,706,012)
Share-based compensation	-	(849,559)	(849,559)
Interest expense and others	(1,138)	(885,597)	(886,735)
Net income (loss) from continuing operations before income tax expense	4,786,903	(4,391,982)	394,921

	Nevada	Corporate	Total
	$	$	$
Total revenue	4,464,950	-	4,464,950
Gross profit	1,776,300	-	1,776,300
Operating expenses:
General and administration	(745,101)	(406,204)	(1,151,305)
Sales, marketing, and promotion	(21,581)	-	(21,581)
Operating lease cost	(106,283)	-	(106,283)
Depreciation and amortization	(191,873)	(15,352)	(207,225)
Share-based compensation	-	-	-
Interest expense and others	9,207	22,191	31,398
Net income (loss) from continuing operations before income tax expense	720,669	(399,365)	321,304

	Nevada	Corporate	Total
	$	$	$
Total revenue	28,285,200	-	28,285,200
Gross profit	11,149,766	-	11,149,766
Operating expenses:
General and administration	(4,773,840)	(2,763,393)	(7,537,233)
Sales, marketing, and promotion	(75,561)	-	(75,561)
Operating lease cost	(633,840)	-	(633,840)
Depreciation and amortization	(1,316,170)	(92,806)	(1,408,976)
Impairment loss	(1,202,227)	-	(1,202,227)
Gain on termination of sales-type lease	-	503,544	503,544
Share-based compensation	-	(22,128)	(22,128)
Interest expense and others	(29,387)	(485,301)	(514,688)
Net income (loss) from continuing operations before income tax expense	3,118,741	(2,860,084)	(258,657)

Schedule of disaggregation of long-lived assets by geographic area [Table Text Block]
	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Nevada	12,058,882	11,637,758	11,762,392
Discontinued operations (Oregon)	-	500,000	500,000
	12,058,882	12,137,758	12,262,392